ACCOUNTING POLICIES - SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2017
Atento Luxco 1, S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Luxco Midco, S.à.r.l
Atalaya Luxco 2. S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Luxco 1. S.A.
Atalaya Luxco 3. S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Luxco 1. S.A.
Atalaya Luxco Midco, S.a.r.l. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Luxembourg
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento S.A.
Atento Argentina. S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Buenos Aires (Argentina)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	90.00%
Name of parent entity	Atalaya Luxco 2. S.à.r.l.
Atento Argentina. S.A Atalaya Luxco 3 [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Buenos Aires (Argentina)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	10.00%
Name of parent entity	Atalaya Luxco 3. S.à.r.l.
Global Rossolimo. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios Espana S.A.U. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco 2. S.A.U.
Atento Servicios Tecnicos y Consultoria S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Execution of technological projects and services, and consultancy services
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Barcelona (Spain)
Description of nature of entity's operations and principal activities	Management of specialized employment centers for disabled workers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Execution of technological projects and services, and consultancy services
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Teleservicios España. S.A.U.
Atento B V [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Amsterdam (Netherlands)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco 2. S.A.U.
Teleatento del Peru. S.A.C Atento Holding Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Lima (Peru)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	16.6667%
Name of parent entity	Atento Holding Chile. S.A.
Teleatento del Peru. S.A.C [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Lima (Peru)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	83.3333%
Name of parent entity	Atento B.V.
Woknal. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Montevideo (Uruguay)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento B.V.
Atento Colombia. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá DC (Colombia)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	94.97871%
Name of parent entity	Atento B.V.
Atento Holding Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.9999%
Name of parent entity	Atento B.V.
Atento Holding Chile. S.A. Atento Spain Holdco 2 [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	0.0001%
Name of parent entity	Atento Spain Holdco 2
Atento Educacion Limitada [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.00%
Name of parent entity	Atento Chile. S.A.
Atento Educacion Limitada Atento Holding Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	1.00%
Name of parent entity	Atento Holding Chile. S.A.
Atento Colombia. S.A. Atento Servicios Auxiliares de Contact Center. S.L.U. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá DC (Colombia)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.00424%
Name of parent entity	Atento Servicios Auxiliares de Contact Center. S.L.U.
Atento Colombia. S.A. Atento Servicios Tecnicos y Consultoria. S.L.U. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá DC (Colombia)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.00854%
Name of parent entity	Atento Servicios Técnicos y Consultoría. S.L.U.
Atento Colombia. S.A. Atento Teleservicios Espana. S.A.U. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá DC (Colombia)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	5.00427%
Name of parent entity	Atento Teleservicios España. S.A.U.
Atento Colombia. S.A. Teleatento del Peru SAC. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá DC (Colombia)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.00424%
Name of parent entity	Teleatento del Perú SAC.
Atento Centro de Formacion Tecnica [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.00%
Name of parent entity	Atento Chile. S.A.
Atento Centro de Formacion Tecnica Atento Holding Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	1.00%
Name of parent entity	Atento Holding Chile. S.A.
Atento Spain Holdco 4. S.A.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Brasil S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.999%
Name of parent entity	Atento Spain Holdco 4. S.A.U.
Atento Brasil SA Atento Spain Holdco SLU [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.001%
Name of parent entity	Atento Spain Holdco. S.L.U.
R Brasil Solucoes S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	81.4885%
Name of parent entity	Atento Brasil. S.A.
R Brasil Solucoes S.A. Flavio Luiz Rossetto [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	9.25%
Name of parent entity	Flávio Luiz Rossetto
R Brasil Solucoes S.A. Jorge Luiz Rossetto [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brazil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	9.25%
Name of parent entity	Jorge Luiz Rossetto
Atento Spain Holdco 5. S.L.U [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Madrid (Spain)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Atento Mexico Holdco S. de R.L. de C.V.
Description of nature of entity's operations and principal activities	Mexico
Proportion of ownership interest in subsidiary	99.966%
Name of parent entity	Atento Spain Holdco 5. S.L.U.
Atento Mexico Holdco S. de R.L. de C.V. Atento Spain Holdco. S.L.U. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Atento Mexico Holdco S. de R.L. de C.V.
Description of nature of entity's operations and principal activities	Mexico
Proportion of ownership interest in subsidiary	0.004%
Name of parent entity	Atento Spain Holdco. S.L.U.
Atento Puerto Rico. Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guaynabo (Puerto Rico)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Houston, Texas (USA)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Panama. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Panama City
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atencion y Servicios. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Administrative, professional and consultancy services
Proportion of ownership interest in subsidiary	99.998%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atencion y Servicios. S.A. de C.V. Atento Servicios. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Administrative, professional and consultancy services
Proportion of ownership interest in subsidiary	0.002%
Name of parent entity	Atento Servicios. S.A. de C.V.
Atento Servicios. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Sale of goods and services
Proportion of ownership interest in subsidiary	99.998%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Servicios. S.A. de C.V. Atento Atencion y Servicios. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Mexico City (Mexico)
Description of nature of entity's operations and principal activities	Sale of goods and services
Proportion of ownership interest in subsidiary	0.002%
Name of parent entity	Atento Atención y Servicios. S.A. de C.V.
Atento Centroamerica. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	99.9999%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Centroamerica. S.A. Atento El Salvador S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	0.0001%
Name of parent entity	Atento El Salvador S.A. de C.V.
Atento de Guatemala. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.99999%
Name of parent entity	Atento Centroamérica. S.A.
Atento de Guatemala. S.A. Atento El Salvador S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Guatemala (Guatemala)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.00001%
Name of parent entity	Atento El Salvador S.A. de C.V.
Atento El Salvador. S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	City of San Salvador (El Salvador)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	92.5946%
Name of parent entity	Atento de Guatemala. S.A.
Atento Chile. S.A. Atento Bv [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.01%
Name of parent entity	Atento B.V.
Atento El Salvador. S.A. de C.V. Atento Centroamerica. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	City of San Salvador (El Salvador)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	7.4054%
Name of parent entity	Atento Centroamerica. S.A.
Atento Nicaragua S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nicaragua
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	95.65%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Atento Nicaragua S.A Atento Centroamerica. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Nicaragua
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	4.35%
Name of parent entity	Atento Centroamerica. S.A.
Atento Chile. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Santiago de Chile (Chile)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.99%
Name of parent entity	Atento Holding Chile. S.A.
Interservicer - Servicos de BPO Ltda [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brasil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	50.00002%
Name of parent entity	Nova Interfile e Holding Ltda.
Interfile Servicos De BPO Ltda [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brasil)
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	50.00002%
Name of parent entity	Nova Interfile e Holding Ltda.
Atento Costa Rica S.A Atento Centroamerica. S.A. [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Costa Rica
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	0.0001%
Name of parent entity	Atento Centroamerica. S.A.
Atento Costa Rica S.A [member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Costa Rica
Description of nature of entity's operations and principal activities	Operation of call centers
Proportion of ownership interest in subsidiary	99.999%
Name of parent entity	Atento Mexico Holdco S. de R.L. de C.V.
Nova Interfile Holding [Member]
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	São Paulo (Brasil)
Description of nature of entity's operations and principal activities	Holding company
Proportion of ownership interest in subsidiary	100.00%
Name of parent entity	Atento Brasil. S.A.